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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                               -----------------------
Check here if Amendment [ ]; Amendment Number:
                                              -------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:   Mellon Ventures, L.P.
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Address: One Mellon Bank Center
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         Suite 5300
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         Pittsburgh, PA 15258
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Form 13F File Number: 28-7364
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name: Ronald J. Coomes
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Title: Vice President Operations
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Phone: (412) 234-8144
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Signature, Place, and Date of Signing:

/s/ Ronald J. Coomes        Pittsburgh, PA            May 24, 1999
--------------------------  ------------------------  -----------------
[Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number   Name

    28-
       ------------        ------------------------------------
    [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                          ---------------
Form 13F Information Table Entry Total:             2
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Form 13F Information Table Value Total:  $    805,542
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                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.         Form 13F File Number    Name

                 28-
     -------        --------------       ------------------------------------

     [Repeat as necessary.]
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
1                                                                                                                FILE NO.
   PAGE     1 OF   1               FORM 13F     NAME OF REPORTING MANAGER-MELLON VENTURES, L.P.                  AS OF 00/00/99
                                                                                    ITEM 6:
                                                                        ITEM 5:    INVESTMENT                   ITEM 8:
                                                 ITEM 3:    ITEM 4:    SHARES OR   DISCRETION   ITEM 7:     VOTING AUTHORITY
       ITEM 1:                      ITEM 2:      CUSIP    FAIR MARKET  PRINCIPAL     (B)SHARED   MANAGERS         (SHARES)
  NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE      AMOUNT   (A)SOLE (C)OTH INSTR V    (A)SOLE (B)SHARED (C)NONE
  LYCOS                          COMMON         550818108                  5,542       X          MELLON    X
                                                                                                 VENTURES

  MULTEX.COM                     COMMON         625367107                800,000       X          MELLON    X
                                                                                                 VENTURES


                 COLUMN TOTAL                                            805,542